Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Raw materials	$ 285	$ 89
Work in progress	10	20
Finished goods	308	438
Inventory, net	603	547
ZHEJIANG TIANLAN
Raw materials	1,961	2,381
Finished goods	2,438	1,005
Inventory, net	$ 4,399	$ 3,386